Expense Example, No Redemption (Vanguard Dividend Appreciation Index Fund Participant:)	Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - Admiral Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128